Defined benefit pension schemes - Sensitivity (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension plans
Sensitivity of the pension scheme liabilities
Discount rate	2.50%	2.60%	3.80%
Rate of inflation - Retail prices index (RPI)	3.10%	3.20%	3.00%
Rate of inflation - Consumer prices index (CPI)	2.10%	2.20%	2.00%
Pension plans | Discount rate
Sensitivity of the pension scheme liabilities
Decrease in assumption	0.20%	0.20%
Increase in assumption	0.20%	0.20%
Pension plans | Rate of inflation - RPI
Sensitivity of the pension scheme liabilities
Decrease in assumption	0.20%	0.20%
Pension plans | Rate of inflation - CPI
Sensitivity of the pension scheme liabilities
Decrease in assumption	0.20%	0.20%
Pension plans | Life expectancy
Sensitivity of the pension scheme liabilities
Increase in life expectancy	1 year
PSPS | Discount rate
Sensitivity of the pension scheme liabilities
Impact of decrease in assumption - increase (decrease) in scheme liabilities	3.50%	3.50%
Impact of increase in assumption - increase (decrease) in scheme liabilities	(3.40%)	(3.50%)
PSPS | Rate of inflation
Sensitivity of the pension scheme liabilities
Impact of decrease in assumption - increase (decrease) in scheme liabilities	(0.60%)	(0.60%)
PSPS | Life expectancy
Sensitivity of the pension scheme liabilities
Impact of increase in assumption - increase (decrease) in scheme liabilities	4.00%	3.50%
Other schemes | Discount rate
Sensitivity of the pension scheme liabilities
Impact of decrease in assumption - increase (decrease) in scheme liabilities	5.40%	5.30%
Impact of increase in assumption - increase (decrease) in scheme liabilities	(4.90%)	(5.00%)
Other schemes | Rate of inflation
Sensitivity of the pension scheme liabilities
Impact of decrease in assumption - increase (decrease) in scheme liabilities	(3.90%)	(4.10%)
Other schemes | Life expectancy
Sensitivity of the pension scheme liabilities
Impact of increase in assumption - increase (decrease) in scheme liabilities	3.80%	3.70%